Pension and Postretirement Benefits - Estimated Future Gross Benefit Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Benefits
Estimated future gross benefit payments
2018	$ 39,271
2019	39,482
2020	39,670
2021	40,310
2022	40,681
Succeeding 5 years	201,294
Other Benefits
Estimated future gross benefit payments
2018	1,127
2019	969
2020	849
2021	580
2022	501
Succeeding 5 years	$ 1,532